Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2012
Registrant Name	ING Separate Portfolios Trust
Central Index Key	0001392116
Amendment Flag	false
Document Creation Date	Sep. 07, 2012
Document Effective Date	Sep. 07, 2012
Prospectus Date	Jul. 31, 2012